Interest expense	12 Months Ended
Dec. 31, 2024
Interest expense and foreign exchange
Interest expense	Interest expense

Years Ended December 31 (millions)	2024	2023	2022
Interest expense
Interest on long-term debt, excluding lease liabilities	$94	$104	$25
Interest on lease liabilities	31	24	14
Amortization of financing fees and other	3	3	2
Interest accretion on provisions	10	13	—
	$138	$144	$41